Accounts receivable net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
	2025	2024
	US$’000	US$’000

Contract receivables	1,995	1,386
Less: allowance for doubtful accounts	-	-
	1,995	1,386

Allowance for doubtful accounts activity
	2025	2024
	US$’000	US$’000

Balance at beginning of period	-	-
Add: change in allowances	-	-
Balance at end of period	-	-

Aging analysis of past due account receivables
	2025	2024
	US$’000	US$’000

Current	481	422
Past due
1-30 days	1,215	397
31-60 days	36	224
61-90 days	32	183
Greater than or equal to 91 days	231	160
	1,514	964
	1,995	1,386

ZHEJIANG TIANLAN [Member]
Accounts receivable, net
	2025	2024
	RMB’000	RMB’000
Contract receivables	158,905	171,008
Less: allowance for doubtful accounts	(40,092)	(35,952)

	118,813	135,056

Allowance for doubtful accounts activity
	2025	2024
	RMB’000	RMB’000

Balance at beginning of year	35,952	29,644
Add: provision for allowances	6,965	6,308
Less: reversal of provision for doubtful accounts	(2,465)	-
Less: write-off of doubtful accounts	(360)	-

Balance at end of year	40,092	35,952

Aging analysis of past due account receivables
	2025	2024
	RMB’000	RMB’000

Within 1 year	88,639	100,254
1 year - 2 years	22,329	30,292
2 years - 3 years	12,659	10,701
3 years - 4 years	3,547	3,515
4 years - 5 years	5,118	456
Over 5 years	26,613	25,790
Less: allowance for doubtful accounts	(40,092)	(35,952)

	118,813	135,056